Expense Example - ProShares Ultra S&P 500 Equal Weight - None	Aug. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 354